Label	Element	Value
Investor | Harding Loevner International Small Companies Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	International Small Companies Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The International Small Companies Portfolio (the “Portfolio”) seeks long-term capital appreciation through investments in equity securities of small companies based outside the United States.
Expense [Heading]	rr_ExpenseHeading	Portfolio Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Investor Class of the Portfolio. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees Paid Directly from Your Investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (Expenses that You Pay Each Year as a Percentage of the Value of Your Investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 28, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 24% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The Total Annual Portfolio Operating Expenses do not correlate to the ratios of expenses to average net assets provided in the “Financial Highlights” section of this Prospectus, which reflect the operating expenses of the Portfolio and do not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Investor Class of the Portfolio with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Investor Class of the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Investor Class’s operating expenses remain the same, except that the example assumes the fee waiver and expense reimbursement agreement pertains only through February 28, 2024. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Portfolio invests primarily in small companies based outside the United States, including companies in emerging and frontier as well as in developed markets. Harding Loevner LP (“Harding Loevner”), the Portfolio’s investment adviser, undertakes fundamental research in an effort to identify companies that are well managed, financially sound, fast growing, and strongly competitive, and whose shares are reasonably priced relative to estimates of their value.
Companies considered to be small are those having a market capitalization, at time of purchase, within the range of the market capitalization of companies in the Portfolio’s benchmark index, currently the MSCI All Country World ex US Small Cap Index (the “Index”). As of December 31, 2022, the range of market capitalization of companies in the Index was US$125.7 million to US$8.5 billion. To reduce its volatility, the Portfolio is diversified across dimensions of geography, industry, and currency. The Portfolio normally holds investments across at least 15 countries.
Factors bearing on whether a company is considered to be “based” outside the United States may include: (1) it is legally domiciled outside the United States; (2) it conducts at least 50% of its business, as measured by the location of its sales, earnings, assets, or production, outside the United States; or (3) it has the principal exchange listing for its securities outside the United States.
The Portfolio will normally invest broadly in equity securities of small companies domiciled in the following countries and regions: (1) Europe; (2) the Pacific Rim; (3) Canada and Mexico; and (4) countries with emerging or frontier markets. At least 65% of the Portfolio’s total assets will be denominated in at least three currencies other than the U.S. dollar. For purposes of compliance with this restriction, American Depositary Receipts, Global Depositary Receipts, and European Depositary Receipts (collectively, “Depositary Receipts”) will be considered to be denominated in the currency of the country where the securities underlying the Depositary Receipts are principally traded.
The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks, preferred stocks, rights, and warrants issued by small companies that are based outside the United States, securities convertible into such securities (including Depositary Receipts), and investment companies that invest in the types of securities in which the Portfolio would normally invest. If the Portfolio continues to hold securities of small companies whose market capitalization, subsequent to purchase, grows to exceed the upper range of the market capitalization of the Index, it may continue to treat them as small for the purposes of the 80% requirement. The Portfolio also may invest in securities of small U.S. companies that derive, or are expected to derive, a significant portion of their revenues from their foreign operations, although under normal circumstances not more than 15% of the Portfolio’s total assets will be invested in securities of U.S. companies.
Because some emerging market countries may present difficulties for efficient foreign investment, the Portfolio may use equity derivative securities to gain exposure to those countries.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The Portfolio is subject to numerous risks, any of which could cause an investor to lose money. The principal risks of the Portfolio are as follows:
Market Risk. The value of investments in the Portfolio may fluctuate suddenly and unexpectedly as a result of various market and economic factors, including those affecting individual companies, issuers or particular industries.
Currency Risk. Foreign currencies may experience steady or sudden devaluation relative to the U.S. dollar, adversely affecting the value of the Portfolio’s investments. Because the Portfolio’s net asset value is determined on the basis of U.S. dollars, if the local currency of a foreign market depreciates against the U.S. dollar, you may lose money even if the foreign market prices of the Portfolio’s holdings rise.
Foreign Investment Risk. Securities issued by foreign entities involve risks not associated with U.S. investments. These risks include additional taxation, political, economic, social or diplomatic instability, and the above-mentioned possibility of changes in foreign currency exchange rates. There may also be less publicly-available information about a foreign issuer. Such risks may be magnified with respect to securities of issuers in frontier emerging markets.
Emerging and Frontier Market Risk. Emerging and frontier market securities involve certain risks, such as exposure to economies less diverse and mature than that of the United States or more established foreign markets. Economic or political instability may cause larger price changes in emerging or frontier market securities than in securities of issuers based in more developed foreign countries. The smaller size and lower levels of liquidity in emerging markets, as well as other factors, contribute to greater volatility. Because of this volatility, this Portfolio is better suited for long-term investors.
Small Company Risk. The securities of small companies have historically exhibited more volatility with a lower degree of liquidity than larger companies.
NAV Risk. The net asset value of the Portfolio and the value of your investment will fluctuate.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Portfolio is subject to numerous risks, any of which could cause an investor to lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Portfolio Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following bar chart shows how the investment results of the Portfolio’s Investor Class shares have varied from year to year.
The table that follows shows how the average annual total returns of the Portfolio’s Investor Class shares compare with a broad measure of market performance. Together, these provide an indication of the risks of investing in the Portfolio. How the Investor Class shares of the Portfolio have performed in the past (before and after taxes) is not necessarily an indication of how they will perform in the future.
Updated Portfolio performance information is available at www.hardingloevnerfunds.com or by calling (877) 435-8105.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows how the investment results of the Portfolio’s Investor Class shares have varied from year to year. The table that follows shows how the average annual total returns of the Portfolio’s Investor Class shares compare with a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(877) 435-8105
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.hardingloevnerfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Investor Class shares of the Portfolio have performed in the past (before and after taxes) is not necessarily an indication of how they will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	International Small Companies Portfolio – Investor Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The best calendar quarter return during the period shown above was 24.17% in the second quarter of 2020; the worst was -26.28% in the first quarter of 2020.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the Periods Ended December 31, 2022)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	The return after taxes on distributions and sale of Portfolio shares may exceed the Portfolio’s other returns due to an assumed tax benefit from any losses on a sale of Portfolio shares at the end of the measurement period.
Investor | Harding Loevner International Small Companies Portfolio | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (As a Percentage of Offering Price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (As a Percentage of Amount Redeemed within 90 days or Less from the Date of Purchase)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.45%	[1]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[2]
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.30%	[2]
1 Year	rr_ExpenseExampleYear01	$ 132
3 Years	rr_ExpenseExampleYear03	444
5 Years	rr_ExpenseExampleYear05	778
10 Years	rr_ExpenseExampleYear10	$ 1,722
2013	rr_AnnualReturn2013	25.02%
2014	rr_AnnualReturn2014	(4.60%)
2015	rr_AnnualReturn2015	3.97%
2016	rr_AnnualReturn2016	0.06%
2017	rr_AnnualReturn2017	34.42%
2018	rr_AnnualReturn2018	(17.61%)
2019	rr_AnnualReturn2019	29.45%
2020	rr_AnnualReturn2020	18.51%
2021	rr_AnnualReturn2021	12.86%
2022	rr_AnnualReturn2022	(24.52%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best calendar quarter return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	the worst
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(26.28%)
1-Year	rr_AverageAnnualReturnYear01	(24.52%)
5-Year	rr_AverageAnnualReturnYear05	1.49%
10-Year	rr_AverageAnnualReturnYear10	6.03%
Investor | Harding Loevner International Small Companies Portfolio | Return After Taxes on Distributions | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(24.78%)	[3]
5-Year	rr_AverageAnnualReturnYear05	0.99%	[3]
10-Year	rr_AverageAnnualReturnYear10	5.43%	[3]
Investor | Harding Loevner International Small Companies Portfolio | Return After Taxes on Distributions and Sale of Portfolio Shares | Investor Class
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(14.23%)	[3]
5-Year	rr_AverageAnnualReturnYear05	1.20%	[3]
10-Year	rr_AverageAnnualReturnYear10	4.83%	[3]
Investor | Harding Loevner International Small Companies Portfolio | MSCI All Country World ex US Small Cap (Net) Index (Reflects No Deduction for Fees, Expenses, or U.S. Taxes)
Risk/Return:	rr_RiskReturnAbstract
1-Year	rr_AverageAnnualReturnYear01	(19.97%)
5-Year	rr_AverageAnnualReturnYear05	0.67%
10-Year	rr_AverageAnnualReturnYear10	5.24%

[1]	The Total Annual Portfolio Operating Expenses do not correlate to the ratios of expenses to average net assets provided in the “Financial Highlights” section of this Prospectus, which reflect the operating expenses of the Portfolio and do not include Acquired Fund Fees and Expenses.
[2]	Harding Loevner LP has contractually agreed to waive a portion of its management fee and/or reimburse the Investor Class of the Portfolio for its other operating expenses to the extent Total Annual Portfolio Operating Expenses (excluding dividend expenses, borrowing costs, interest expense relating to short sales, interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of average daily net assets, exceed 1.30% through February 28, 2024. This fee waiver and expense reimbursement agreement may be terminated by the Board at any time and will automatically terminate upon the termination of the Investment Advisory Agreement. The Fee Waiver and/or Expense Reimbursement and Total Annual Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement have been restated to reflect the current expense limitation arrangement. Therefore, the expenses in this table will not correlate to the expenses shown in the Financial Highlights of the Portfolio.
[3]	After-tax returns in the table above are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The return after taxes on distributions and sale of Portfolio shares may exceed the Portfolio’s other returns due to an assumed tax benefit from any losses on a sale of Portfolio shares at the end of the measurement period. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Portfolio shares through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts.